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Oberweis Micro-Cap Fund
OBERWEIS MICRO-CAP FUND
INVESTMENT OBJECTIVE
The Oberweis Micro-Cap Fund’s investment objective is to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees - Oberweis Micro-Cap Fund	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis Micro-Cap Fund	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.59%	1.34%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis Micro-Cap Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	162	502	866	1,889
Institutional Class	136	425	734	1,613

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies which, at the time of purchase, have a market capitalization of less than or equal to $600 million or are within the range of companies represented in the Russell Micro-Cap Growth Index, whichever is greater. As of March 31, 2021, the market capitalization range of the Russell Micro-Cap Growth Index was $19.0 million to $7.1 billion. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value.
The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. The Fund primarily invests in companies headquartered in the United States. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:
Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.
Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.
Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.
Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.
Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.
Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.
Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

PRINCIPAL RISKS
The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.
The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. The price of each security held by the Fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.
Small-sized Company Risk
The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.
Equity Securities Risk
Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.
Micro-Cap Risk
Small-sized company risk is intensified for the Fund. The prices of micro-cap companies are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.
Investment Style Risk
There is no assurance that the common stocks of companies selected using OAM’s investment criteria will achieve long-term growth in market value.
Portfolio Turnover Risk
In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed.

FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER	WORST QUARTER
4Q 2020 35.29%	1Q 2020 -32.41%

Average Annual Total Returns (for the Periods Ended December 31, 2020)
The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns - Oberweis Micro-Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	29.91%	17.23%		13.60%
Institutional Class	Institutional Class (Return Before Taxes)	30.20%	14.36%	[1]		May 01, 2017
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	29.91%	15.57%		12.51%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	17.71%	13.44%		11.05%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	Russell Microcap Growth Index(reflects no deduction for fees, expenses or taxes)	40.13%	13.08%		11.57%
[1]	Since the inception of the Institutional Class on May 1, 2017.